Expense Example	Prospectus #1 Delaware Corporate Bond Fund Class A Expense Example, with Redemption, 1 Year	Prospectus #1 Delaware Corporate Bond Fund Class A Expense Example, with Redemption, 3 Years	Prospectus #1 Delaware Corporate Bond Fund Class A Expense Example, with Redemption, 5 Years	Prospectus #1 Delaware Corporate Bond Fund Class A Expense Example, with Redemption, 10 Years	Prospectus #1 Delaware Corporate Bond Fund Class C Expense Example, with Redemption, 1 Year	Prospectus #1 Delaware Corporate Bond Fund Class C Expense Example, with Redemption, 3 Years	Prospectus #1 Delaware Corporate Bond Fund Class C Expense Example, with Redemption, 5 Years	Prospectus #1 Delaware Corporate Bond Fund Class C Expense Example, with Redemption, 10 Years	Prospectus #1 Delaware Corporate Bond Fund Class R Expense Example, with Redemption, 1 Year	Prospectus #1 Delaware Corporate Bond Fund Class R Expense Example, with Redemption, 3 Years	Prospectus #1 Delaware Corporate Bond Fund Class R Expense Example, with Redemption, 5 Years	Prospectus #1 Delaware Corporate Bond Fund Class R Expense Example, with Redemption, 10 Years	Prospectus #1 Delaware Corporate Bond Fund Institutional Class Expense Example, with Redemption, 1 Year	Prospectus #1 Delaware Corporate Bond Fund Institutional Class Expense Example, with Redemption, 3 Years	Prospectus #1 Delaware Corporate Bond Fund Institutional Class Expense Example, with Redemption, 5 Years	Prospectus #1 Delaware Corporate Bond Fund Institutional Class Expense Example, with Redemption, 10 Years	Prospectus #1 Delaware Corporate Bond Fund Class R6 Expense Example, with Redemption, 1 Year	Prospectus #1 Delaware Corporate Bond Fund Class R6 Expense Example, with Redemption, 3 Years	Prospectus #1 Delaware Corporate Bond Fund Class R6 Expense Example, with Redemption, 5 Years	Prospectus #1 Delaware Corporate Bond Fund Class R6 Expense Example, with Redemption, 10 Years	Prospectus #1 Delaware Extended Duration Bond Fund Class A Expense Example, with Redemption, 1 Year	Prospectus #1 Delaware Extended Duration Bond Fund Class A Expense Example, with Redemption, 3 Years	Prospectus #1 Delaware Extended Duration Bond Fund Class A Expense Example, with Redemption, 5 Years	Prospectus #1 Delaware Extended Duration Bond Fund Class A Expense Example, with Redemption, 10 Years	Prospectus #1 Delaware Extended Duration Bond Fund Class C Expense Example, with Redemption, 1 Year	Prospectus #1 Delaware Extended Duration Bond Fund Class C Expense Example, with Redemption, 3 Years	Prospectus #1 Delaware Extended Duration Bond Fund Class C Expense Example, with Redemption, 5 Years	Prospectus #1 Delaware Extended Duration Bond Fund Class C Expense Example, with Redemption, 10 Years	Prospectus #1 Delaware Extended Duration Bond Fund Class R Expense Example, with Redemption, 1 Year	Prospectus #1 Delaware Extended Duration Bond Fund Class R Expense Example, with Redemption, 3 Years	Prospectus #1 Delaware Extended Duration Bond Fund Class R Expense Example, with Redemption, 5 Years	Prospectus #1 Delaware Extended Duration Bond Fund Class R Expense Example, with Redemption, 10 Years	Prospectus #1 Delaware Extended Duration Bond Fund Institutional Class Expense Example, with Redemption, 1 Year	Prospectus #1 Delaware Extended Duration Bond Fund Institutional Class Expense Example, with Redemption, 3 Years	Prospectus #1 Delaware Extended Duration Bond Fund Institutional Class Expense Example, with Redemption, 5 Years	Prospectus #1 Delaware Extended Duration Bond Fund Institutional Class Expense Example, with Redemption, 10 Years	Prospectus #1 Delaware Extended Duration Bond Fund Class R6 Expense Example, with Redemption, 1 Year	Prospectus #1 Delaware Extended Duration Bond Fund Class R6 Expense Example, with Redemption, 3 Years	Prospectus #1 Delaware Extended Duration Bond Fund Class R6 Expense Example, with Redemption, 5 Years	Prospectus #1 Delaware Extended Duration Bond Fund Class R6 Expense Example, with Redemption, 10 Years	Prospectus #2 Delaware Floating Rate Fund Class A Expense Example, with Redemption, 1 Year	Prospectus #2 Delaware Floating Rate Fund Class A Expense Example, with Redemption, 3 Years	Prospectus #2 Delaware Floating Rate Fund Class A Expense Example, with Redemption, 5 Years	Prospectus #2 Delaware Floating Rate Fund Class A Expense Example, with Redemption, 10 Years	Prospectus #2 Delaware Floating Rate Fund Class C Expense Example, with Redemption, 1 Year	Prospectus #2 Delaware Floating Rate Fund Class C Expense Example, with Redemption, 3 Years	Prospectus #2 Delaware Floating Rate Fund Class C Expense Example, with Redemption, 5 Years	Prospectus #2 Delaware Floating Rate Fund Class C Expense Example, with Redemption, 10 Years	Prospectus #2 Delaware Floating Rate Fund Class R Expense Example, with Redemption, 1 Year	Prospectus #2 Delaware Floating Rate Fund Class R Expense Example, with Redemption, 3 Years	Prospectus #2 Delaware Floating Rate Fund Class R Expense Example, with Redemption, 5 Years	Prospectus #2 Delaware Floating Rate Fund Class R Expense Example, with Redemption, 10 Years	Prospectus #2 Delaware Floating Rate Fund Institutional Class Expense Example, with Redemption, 1 Year	Prospectus #2 Delaware Floating Rate Fund Institutional Class Expense Example, with Redemption, 3 Years	Prospectus #2 Delaware Floating Rate Fund Institutional Class Expense Example, with Redemption, 5 Years	Prospectus #2 Delaware Floating Rate Fund Institutional Class Expense Example, with Redemption, 10 Years	Prospectus #2 Delaware Floating Rate Fund Class R6 Expense Example, with Redemption, 1 Year	Prospectus #2 Delaware Floating Rate Fund Class R6 Expense Example, with Redemption, 3 Years	Prospectus #2 Delaware Floating Rate Fund Class R6 Expense Example, with Redemption, 5 Years	Prospectus #2 Delaware Floating Rate Fund Class R6 Expense Example, with Redemption, 10 Years	Prospectus #3 Delaware High-Yield Opportunities Fund Class A Expense Example, with Redemption, 1 Year	Prospectus #3 Delaware High-Yield Opportunities Fund Class A Expense Example, with Redemption, 3 Years	Prospectus #3 Delaware High-Yield Opportunities Fund Class A Expense Example, with Redemption, 5 Years	Prospectus #3 Delaware High-Yield Opportunities Fund Class A Expense Example, with Redemption, 10 Years	Prospectus #3 Delaware High-Yield Opportunities Fund Class C Expense Example, with Redemption, 1 Year	Prospectus #3 Delaware High-Yield Opportunities Fund Class C Expense Example, with Redemption, 3 Years	Prospectus #3 Delaware High-Yield Opportunities Fund Class C Expense Example, with Redemption, 5 Years	Prospectus #3 Delaware High-Yield Opportunities Fund Class C Expense Example, with Redemption, 10 Years	Prospectus #3 Delaware High-Yield Opportunities Fund Class R Expense Example, with Redemption, 1 Year	Prospectus #3 Delaware High-Yield Opportunities Fund Class R Expense Example, with Redemption, 3 Years	Prospectus #3 Delaware High-Yield Opportunities Fund Class R Expense Example, with Redemption, 5 Years	Prospectus #3 Delaware High-Yield Opportunities Fund Class R Expense Example, with Redemption, 10 Years	Prospectus #3 Delaware High-Yield Opportunities Fund Institutional Class Expense Example, with Redemption, 1 Year	Prospectus #3 Delaware High-Yield Opportunities Fund Institutional Class Expense Example, with Redemption, 3 Years	Prospectus #3 Delaware High-Yield Opportunities Fund Institutional Class Expense Example, with Redemption, 5 Years	Prospectus #3 Delaware High-Yield Opportunities Fund Institutional Class Expense Example, with Redemption, 10 Years	Prospectus #3 Delaware High-Yield Opportunities Fund Class R6 Expense Example, with Redemption, 1 Year	Prospectus #3 Delaware High-Yield Opportunities Fund Class R6 Expense Example, with Redemption, 3 Years	Prospectus #3 Delaware High-Yield Opportunities Fund Class R6 Expense Example, with Redemption, 5 Years	Prospectus #3 Delaware High-Yield Opportunities Fund Class R6 Expense Example, with Redemption, 10 Years
USD ($)	530	719	923	1,511	260	515	894	1,958	109	360	630	1,401	58	202	359	814	49	174	309	705	530	735	957	1,594	260	531	928	2,038	109	377	665	1,485	58	219	395	902	49	191	345	794	368	589	828	1,513	272	556	965	2,107	121	401	702	1,558	70	244	433	980	63	222	395	896	542	795	1,069	1,847	272	593	1,041	2,283	121	439	780	1,744	70	283	513	1,175	59	249	454	1,046